American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2020

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.4%
Focused Dynamic Growth Fund G Class(2)	257,622	9,019,339
NT Equity Growth Fund G Class	881,062	8,793,000
NT Growth Fund G Class	777,265	13,026,959
NT Heritage Fund G Class	1,038,078	11,470,766
NT Large Company Value Fund G Class	2,181,271	21,354,646
NT Mid Cap Value Fund G Class	1,311,574	13,732,181
Small Cap Growth Fund G Class	164,330	2,883,999
Small Cap Value Fund G Class	487,773	2,931,514
Sustainable Equity Fund G Class	555,126	16,442,835
		99,655,239
International Equity Funds — 25.9%
Non-U.S. Intrinsic Value Fund G Class	949,193	6,862,666
NT Emerging Markets Fund G Class	1,020,838	10,320,672
NT Global Real Estate Fund G Class	455,846	4,175,553
NT International Growth Fund G Class	1,149,683	11,692,280
NT International Small-Mid Cap Fund G Class	490,385	4,526,250
NT International Value Fund G Class	779,211	5,789,540
		43,366,961
Domestic Fixed Income Funds — 10.7%
Inflation-Adjusted Bond Fund G Class	197,989	2,369,932
NT Diversified Bond Fund G Class	1,100,629	12,481,137
NT High Income Fund G Class	360,110	3,050,136
		17,901,205
International Fixed Income Funds — 4.0%
Emerging Markets Debt Fund G Class	186,687	1,775,392
Global Bond Fund G Class	484,186	4,904,807
		6,680,199
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $177,316,277)		167,603,604
OTHER ASSETS AND LIABILITIES†		1,985
TOTAL NET ASSETS — 100.0%		$167,605,589

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$9,117	$1,246	$1,148	$9,019	258	$45	—
NT Equity Growth Fund	$16,327	4,761	10,237	(2,058)	8,793	881	99	$2,156
NT Growth Fund	13,873	4,264	4,366	(744)	13,027	777	94	1,833
NT Heritage Fund	9,587	4,994	1,626	(1,484)	11,471	1,038	(228)	1,493
NT Large Company Value Fund	18,547	7,959	2,428	(2,724)	21,354	2,181	(34)	958
NT Mid Cap Value Fund	11,742	5,115	1,588	(1,537)	13,732	1,312	(117)	223
Small Cap Growth Fund	—	3,310	288	(138)	2,884	164	(4)	129
Small Cap Value Fund	—	3,810	236	(642)	2,932	488	(5)	66
Sustainable Equity Fund	—	18,752	1,578	(731)	16,443	555	24	196
Non-U.S. Intrinsic Value Fund(4)	5,793	3,941	988	(1,883)	6,863	949	(33)	372
NT Emerging Markets Fund	8,827	3,769	1,468	(807)	10,321	1,021	(90)	289
NT Global Real Estate Fund	3,678	1,716	742	(476)	4,176	456	(6)	216
NT International Growth Fund	10,051	3,304	1,274	(389)	11,692	1,150	(106)	311
NT International Small-Mid Cap Fund	3,791	1,432	462	(235)	4,526	490	(85)	140
NT International Value Fund	5,001	2,266	583	(894)	5,790	779	(44)	270
Inflation-Adjusted Bond Fund	2,185	832	711	64	2,370	198	(6)	50
NT Diversified Bond Fund	10,912	5,977	4,856	448	12,481	1,101	70	251
NT High Income Fund	2,743	1,259	608	(344)	3,050	360	(29)	142
Emerging Markets Debt Fund	1,650	663	394	(144)	1,775	187	(7)	65
Global Bond Fund	4,363	2,115	1,462	(111)	4,905	484	(23)	152
NT Core Equity Plus Fund	5,468	693	5,958	(203)	—	—	(52)	212
NT Disciplined Growth Fund	4,645	406	4,589	(462)	—	—	638	—
NT Small Company Fund	4,814	527	5,722	381	—	—	(285)	60
	$143,997	$90,982	$53,410	$(13,965)	$167,604	14,829	$(184)	$9,584

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.